FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES

The following table presents assets and liabilities that were measured at fair value in the Condensed Consolidated Balance Sheets on a recurring basis as of March 31, 2024:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of March 31, 2024
Liabilities
Warrant liability- Term Loan	$1,010	$1,010	$-	$-	$1,010
Warrant liability- June Public Offering	3,214	3,214	-	-	3,214
Warrant liability- Private Placement Warrants	3	3	-	3	-
Total liabilities	$4,227	$4,227	$-	$3	$4,224

The following table presents assets and liabilities that were measured at fair value in the Condensed Consolidated Balance Sheets on a recurring basis as of December 31, 2023:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2023
Liabilities
Warrant liability- Term Loan	$1,014	$1,014	$-	$-	$1,014
Warrant liability- June Public Offering	3,434	3,434	-	-	3,434
Warrant liability- Private placement warrants	15	15	-	15	-
Total liabilities	$4,463	$4,463	$-	$15	$4,448

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2023 and 2022:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2023
Liabilities
Warrant liability- Term Loan	$1,014	$1,014	$-	$-	$1,014
Warrant liability- June Public Offering	3,434	3,434	-	-	3,434
Warrant liability- Private Placement Warrants	15	15	-	15	-
Total liabilities	$4,463	$4,463	$-	$15	$4,448

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2022:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2022
Liabilities
Warrant liability- Term Loan	$30,841	$30,841	$-	$-	$30,841
Warrant liability- Private placement warrants	1,990	1,990	-	1,990	-
Total liabilities	$32,831	$32,831	$-	$1,990	$30,841

SCHEDULE OF CHANGES FOR LEVEL 3 ITEMS MEASURED AT FAIR VALUE ON RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS

The changes for Level 3 items measured at fair value on recurring basis using significant unobservable inputs are as follows:

	Warrant Liability - Term Loan	Warrant liability- June Public Offering
Fair value as of January 1, 2024	$1,014	$3,434
Change in fair value, gain included in net loss(1)	(4)	(220)
Fair value as of March 31, 2024	$1,010	$3,214

Warrant Liability - Term Loan
Fair value as of January 1, 2023	$30,841
Warrant exercises	(8,822)
Change in fair value, gain included in net loss(1)	(17,998)
Fair value as of March 31, 2023	$4,021

(1)	Changes in fair value of warrant liabilities are disclosed separately in the Condensed Consolidated Statements of Operations

The changes for Level 3 items measured at fair value on recurring basis using significant unobservable inputs are as follows:

	Warrant Liability - Term Loan	Warrant Liability- June Public Offering
Fair value as of December 31, 2022	$30,841	$-
Additions	698	13,762
Warrant exercises	(11,284)	(617)
Change in fair value, loss (gain) included in net loss(1)	(19,241)	(9,711)
Fair value as of December 31, 2023	$1,014	$3,434

Warrant Liability - Term Loan
Fair value as of December 31, 2021	$-
Additions	52,956
Warrant exercises	(16,669)
Change in fair value, loss (gain) included in net loss(1)	(5,446)
Fair value as of December 31, 2022	$30,841

(1)	Changes in fair value of warrant liabilities are disclosed separately in the Consolidated Statements of Operations